Share-Based Payments - Summary of Fair Value Assumptions and Methodology of NHL Warrants (Details)	12 Months Ended
Dec. 31, 2021 mo $ / shares
Option To Acquire Class A Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation model	Black-Scholes model
Share price at grant date	$ 27.00
Exercise price	$ 8.96
Expected volatility (weighted-average)	30.00%
Expected term | mo	0
Risk-free interest rate (based on US government bond)	0.04%
NHL Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$ 27.00
Exercise price	$ 23.45
Expected volatility (weighted-average)	30.00%
Expected term | mo	120
Risk-free interest rate (based on US government bond)	1.28%